Ordinary Share (Details Narrative) - USD ($)					4 Months Ended	12 Months Ended
	Dec. 28, 2019	Sep. 06, 2019	Oct. 21, 2017	Mar. 17, 2017	Jan. 10, 2017	Mar. 31, 2020	Mar. 31, 2018
Value of common stock shares issued						$ 72,610	$ 2,236,000
Private Placement [Member]
Number of shares sold, shares	7,261,000		223,600,000
Number of shares sold price per share	$ 0.01	$ 0.01	$ 0.01
Number of shares sold description	Each such unit consisting of 1 share of common stock		Each such unit consisting of 1 share of common stock
Number of shares sold, value	$ 72,610		$ 2,236,000
Private Placement [Member] | Maximum [Member]
Number of shares sold, shares		100,000,000
Three Stockholders [Member]
Number of common stock shares issued					300,000,000
Shares issued price per share					$ 0.01
Value of common stock shares issued					$ 3,000,000
New Stockholder [Member]
Number of common stock shares issued				100,000,000
Shares issued price per share				$ 0.01
Value of common stock shares issued				$ 1,000,000